CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities:
Net loss for the period	$ (8,754,687)	$ (4,922,294)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	4,416,820	8,180
Depreciation	1,197	1,617
Gain on disposition of marketable securities	0	(48,300)
Accretion of convertible notes	2,634,520	2,396,057
Changes in non-cash working capital:
Net decrease (increase) in deposits and advances	(423,096)	142,997
Net increase (decrease) in accounts payable and accrued expenses	23,624	(148,251)
Net cash used in operating activities	(2,101,622)	(2,569,994)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(2,840)	(350,000)
Proceeds from disposition of marketable securities	0	48,300
Net cash used in investing activities	(2,840)	(301,700)
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	397,375	4,136,860
Net cash provided by financing activities	397,375	4,136,860
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1,707,087)	1,265,166
Cash and cash equivalents - beginning of period	35,747,049	9,350,892
Cash and cash equivalents - end of period	$ 34,039,962	$ 10,616,058